TAX ON DEBITS AND CREDITS TO BANK ACCOUNTS (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of Tax on debits and credits to bank accounts [abstract]
General tax rate for credits and debits	0.60%
Percentage of other taxes applied on amounts credited and debited as payment	33.00%
Percentage included within income applied on amounts credited and debited as payment	67.00%